UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                              as of June 30, 2018 (Unaudited)

DWS Short Duration Fund

(formerly Deutsche Short Duration Fund)

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 57.1%
Consumer Discretionary 6.4%
Ally Financial, Inc., 3.25%, 11/5/2018		165,000	165,000
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022 (b)		2,324,000	2,385,005
Charter Communications Operating LLC, 3.579%, 7/23/2020		4,130,000	4,124,755
D.R. Horton, Inc., 2.55%, 12/1/2020		2,070,000	2,028,782
Discovery Communications LLC, 2.2%, 9/20/2019		1,065,000	1,053,337
Ford Motor Credit Co., LLC:
2.343%, 11/2/2020		6,000,000	5,842,795
4.14%, 2/15/2023		6,000,000	5,997,999
General Motors Co.:
3-month USD-LIBOR + 0.800%, 3.163% ** , 8/7/2020		2,335,000	2,342,783
3.5%, 10/2/2018		380,000	380,720
General Motors Financial Co., Inc.:
3.2%, 7/13/2020		3,195,000	3,179,932
3-month USD-LIBOR + 0.990%, 3.311% ** , 1/5/2023		4,000,000	4,013,072
Hyundai Capital America:
144A, 2.5%, 3/18/2019		5,000,000	4,976,941
144A, 2.875%, 8/9/2018		2,301,000	2,300,665
144A, 3-month USD-LIBOR + 0.940%, 3.261% ** , 7/8/2021		5,000,000	5,002,400
144A, 3.45%, 3/12/2021		2,667,000	2,646,067
Newell Brands, Inc.:
2.6%, 3/29/2019		939,000	935,697
3.15%, 4/1/2021		2,000,000	1,981,440
Nissan Motor Acceptance Corp., 144A, 2.0%, 3/8/2019		4,840,000	4,813,898
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		80,000	79,200
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020		1,980,000	1,946,033
TRI Pointe Group, Inc., 4.875%, 7/1/2021		1,375,000	1,383,594
			57,580,115
Consumer Staples 2.6%
BAT Capital Corp., 144A, 2.764%, 8/15/2022		5,265,000	5,048,587
General Mills, Inc., 3-month USD-LIBOR + 0.540%, 2.893% **, 4/16/2021		821,000	822,220
Kraft Heinz Foods Co.:
2.8%, 7/2/2020		3,890,000	3,862,151
3.5%, 7/15/2022		4,000,000	3,953,507
Maple Escrow Subsidiary, Inc., 144A, 3.551%, 5/25/2021		4,472,000	4,475,950
MARB BondCo PLC, 144A, 6.875%, 1/19/2025		2,000,000	1,900,000
Natura Cosmeticos SA, 144A, 5.375%, 2/1/2023		2,180,000	2,090,097
Tyson Foods, Inc., 2.25%, 8/23/2021		1,155,000	1,110,234
			23,262,746
Energy 6.8%
Andeavor Logistics LP, 3.5%, 12/1/2022		330,000	322,435
Buckeye Partners LP, 4.15%, 7/1/2023		1,436,000	1,419,148
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)		2,500,000	2,531,250
Continental Resources, Inc., 5.0%, 9/15/2022		2,500,000	2,533,032
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		3,170,400	3,163,806
Enbridge, Inc., 2.9%, 7/15/2022		1,195,000	1,160,681
Energy Transfer Equity LP, 4.25%, 3/15/2023		880,000	849,209
Energy Transfer Partners LP, 4.15%, 10/1/2020		3,850,000	3,893,949
EQT Corp., 2.5%, 10/1/2020		5,000,000	4,885,396
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019		10,000,000	9,980,221
MarkWest Energy Partners LP, 4.875%, 6/1/2025		2,500,000	2,484,302
ONEOK Partners LP:
3.2%, 9/15/2018		5,375,000	5,378,192
3.8%, 3/15/2020		4,500,000	4,522,745
Petrobras Global Finance BV, 6.125%, 1/17/2022		372,000	378,324
Petroleos Mexicanos:
5.375%, 3/13/2022		714,000	732,207
6.375%, 2/4/2021		2,000,000	2,105,000
Precision Drilling Corp., 6.5%, 12/15/2021		1,348,533	1,377,189
Range Resources Corp., 5.0%, 8/15/2022		2,200,000	2,178,000
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		2,970,000	2,992,275
Southwestern Energy Co., 4.1%, 3/15/2022 (b)		2,200,000	2,101,000
SRC Energy, Inc., 144A, 6.25%, 12/1/2025		1,420,000	1,418,225
Sunoco LP, 144A, 4.875%, 1/15/2023		815,000	782,400
Tecpetrol SA, 144A, 4.875%, 12/12/2022		1,500,000	1,383,300
Transocean Guardian Ltd., 144A, 5.875%, 1/15/2024 (c)		265,000	264,006
Whiting Petroleum Corp., 5.75%, 3/15/2021 (b)		2,000,000	2,043,940
			60,880,232
Financials 28.0%
ABN AMRO Bank NV, 144A, 2.1%, 1/18/2019		8,000,000	7,970,880
AEGON Funding Co., LLC, 5.75%, 12/15/2020		4,500,000	4,745,589
AerCap Ireland Capital DAC, 3.95%, 2/1/2022		2,585,000	2,569,750
Air Lease Corp., 2.125%, 1/15/2020		4,065,000	3,989,885
Akbank Turk AS, 144A, 4.0%, 1/24/2020		2,000,000	1,935,000
ANZ New Zealand International Ltd., 144A, 2.2%, 7/17/2020		3,000,000	2,940,248
Ares Capital Corp., 3.625%, 1/19/2022		8,000,000	7,801,524
AXA Equitable Holdings, Inc., 144A, 3.9%, 4/20/2023		6,010,000	5,962,655
Banco BTG Pactual SA, 144A, 5.5%, 1/31/2023		765,000	711,458
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021		1,045,000	1,016,263
Banco do Brasil SA, 144A, 4.875%, 4/19/2023 (b)		1,732,000	1,658,390
Banco Hipotecario SA, 144A, 9.75%, 11/30/2020		1,000,000	1,031,320
Banco Nacional de Costa Rica, 144A, 4.875%, 11/1/2018		2,000,000	2,000,000
Banco Santander SA, 3.125%, 2/23/2023		6,200,000	5,883,242
Bank of America Corp., 2.625%, 4/19/2021		11,000,000	10,806,152
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019		11,000,000	10,995,280
BPCE SA, 144A, 3.0%, 5/22/2022		1,500,000	1,448,789
Capital One NA, 1.85%, 9/13/2019		9,715,000	9,577,967
CBQ Finance Ltd., 144A, 7.5%, 11/18/2019		2,000,000	2,085,000
Citigroup, Inc., 2.45%, 1/10/2020		8,000,000	7,910,154
Citizens Bank NA, 2.5%, 3/14/2019		4,000,000	3,990,926
Compass Bank, 3-month USD-LIBOR + 0.730%, 3.057% **, 6/11/2021		6,000,000	5,997,426
Corp. Financiera de Desarrollo SA, 144A, 3.25%, 7/15/2019		2,000,000	1,993,000
Credit Agricole SA, 144A, 3.375%, 1/10/2022		8,000,000	7,832,405
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023		5,000,000	4,897,658
Dexia Credit Local SA, 144A, 1.875%, 9/15/2021		5,000,000	4,817,970
Discover Bank, 3.35%, 2/6/2023		2,190,000	2,134,149
Fifth Third Bank, 1.625%, 9/27/2019		4,415,000	4,346,317
FS Investment Corp., 4.25%, 1/15/2020		5,000,000	5,010,610
Global Bank Corp., 144A, 4.5%, 10/20/2021		2,875,000	2,798,812
HSBC U.S.A., Inc., 2.75%, 8/7/2020		8,000,000	7,926,390
Huarong Finance 2017 Co., Ltd., REG S, 3.375%, 1/24/2020		2,500,000	2,476,263
ICICI Bank Ltd., 144A, 3.5%, 3/18/2020		1,750,000	1,739,035
ING Groep NV, 3.15%, 3/29/2022		1,580,000	1,550,350
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022		2,955,000	2,727,433
JPMorgan Chase & Co., 3-month USD-LIBOR + 0.610%, 2.945% **, 6/18/2022		4,000,000	3,998,560
KeyBank NA, 1.6%, 8/22/2019		660,000	650,269
Lloyds Banking Group PLC, 3.1%, 7/6/2021		1,160,000	1,144,060
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		11,000,000	11,010,622
Morgan Stanley, 2.5%, 1/24/2019		10,000,000	9,984,229
National Savings Bank, 144A, 8.875%, 9/18/2018		2,500,000	2,507,250
Natwest Markets PLC, 5.625%, 8/24/2020		3,000,000	3,126,142
Regions Financial Corp., 3.2%, 2/8/2021		6,000,000	5,968,931
Santander Holdings U.S.A., Inc.:
2.7%, 5/24/2019		1,167,000	1,163,484
3.4%, 1/18/2023		6,150,000	5,937,916
Santander UK PLC, 2.125%, 11/3/2020		5,455,000	5,295,645
Skandinaviska Enskilda Banken AB:
1.5%, 9/13/2019		6,000,000	5,894,561
144A, 2.375%, 3/25/2019		2,905,000	2,895,149
Standard Chartered PLC, 144A, 2.1%, 8/19/2019		4,000,000	3,945,758
Suncorp-Metway Ltd.:
144A, 2.1%, 5/3/2019		1,045,000	1,037,737
144A, 2.375%, 11/9/2020		5,000,000	4,877,830
Svenska Handelsbanken AB, 3-month USD-LIBOR + 0.470%, 2.8% **, 5/24/2021		6,000,000	6,001,320
Synchrony Bank, 3.0%, 6/15/2022		10,300,000	9,918,803
Synchrony Financial, 3.0%, 8/15/2019		1,573,000	1,569,660
The Goldman Sachs Group, Inc.:
2.0%, 4/25/2019		5,445,000	5,407,336
2.625%, 1/31/2019		3,000,000	2,997,584
Turkiye Halk Bankasi AS, 144A, 4.75%, 6/4/2019		2,000,000	1,889,376
			250,500,512
Health Care 1.9%
Bayer U.S. Finance II LLC, 144A, 3-month USD-LIBOR + 0.630%, 2.965% **, 6/25/2021		3,435,000	3,439,825
Becton, Dickinson & Co.:
2.133%, 6/6/2019		2,000,000	1,990,233
3-month USD-LIBOR + 0.875%, 3.211% ** , 12/29/2020		1,698,000	1,700,774
CVS Health Corp., 3.125%, 3/9/2020		4,745,000	4,738,871
Mylan NV, 3.15%, 6/15/2021		2,500,000	2,472,550
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019		3,055,000	2,982,378
			17,324,631
Industrials 1.7%
Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020		2,500,000	2,469,663
Atento Luxco 1 SA, 144A, 6.125%, 8/10/2022		965,000	926,400
CNH Industrial Capital LLC, 3.875%, 10/15/2021		2,185,000	2,174,075
Delta Air Lines, Inc., 3.4%, 4/19/2021		1,818,000	1,809,813
Fortive Corp., 1.8%, 6/15/2019		970,000	959,269
Harris Corp., 2.7%, 4/27/2020		1,890,000	1,873,267
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023		1,750,000	1,662,150
Spirit AeroSystems, Inc., 3-month USD-LIBOR + 0.800%, 3.118% **, 6/15/2021		2,927,000	2,932,292
			14,806,929
Information Technology 3.0%
Broadcom Corp., 2.375%, 1/15/2020		5,000,000	4,934,850
Dell International LLC:
144A, 3.48%, 6/1/2019		6,620,000	6,636,668
144A, 5.875%, 6/15/2021		480,000	486,539
Fidelity National Information Services, Inc., 2.25%, 8/15/2021		4,550,000	4,381,005
Microchip Technology, Inc., 144A, 3.922%, 6/1/2021		2,902,000	2,906,819
Seagate HDD Cayman:
3.75%, 11/15/2018		2,480,000	2,486,301
4.25%, 3/1/2022		1,250,000	1,233,074
Tencent Holdings Ltd., 144A, 3-month USD-LIBOR + 0.605%, 2.96% **, 1/19/2023		1,180,000	1,178,166
VMware, Inc., 2.95%, 8/21/2022		3,200,000	3,070,788
			27,314,210
Materials 2.0%
AK Steel Corp., 7.625%, 10/1/2021 (b)		1,500,000	1,529,550
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020 (b)		2,500,000	2,547,375
CF Industries, Inc., 144A, 3.4%, 12/1/2021		535,000	525,823
Chemours Co., 6.625%, 5/15/2023 (b)		1,552,000	1,627,660
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		3,000,000	2,991,960
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023		300,000	309,000
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024		1,260,000	1,197,000
OCI NV, 144A, 6.625%, 4/15/2023		594,000	603,326
Syngenta Finance NV, 144A, 3.698%, 4/24/2020		1,429,000	1,423,811
Teck Resources Ltd., 4.75%, 1/15/2022		2,800,000	2,805,852
The Mosaic Co., 3.25%, 11/15/2022		2,515,000	2,443,067
			18,004,424
Real Estate 2.7%
American Tower Corp., (REIT), 3.4%, 2/15/2019		6,126,000	6,142,490
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		4,850,000	4,856,075
Qatari Diar Finance Co., 144A, 5.0%, 7/21/2020		2,000,000	2,051,000
Realty Income Corp., (REIT), 3.25%, 10/15/2022		4,480,000	4,410,440
SBA Communications Corp., 144A, (REIT), 4.0%, 10/1/2022		1,200,000	1,147,500
Select Income REIT, (REIT), 4.15%, 2/1/2022		5,000,000	4,965,189
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021		490,000	496,668
			24,069,362
Telecommunication Services 1.1%
AT&T, Inc., 2.45%, 6/30/2020		4,360,000	4,294,060
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		850,000	859,562
Frontier Communications Corp., 8.125%, 10/1/2018 (b)		850,000	854,250
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023		1,680,000	1,648,500
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		503,750	498,083
VEON Holdings BV, 144A, 3.95%, 6/16/2021		1,590,000	1,545,480
			9,699,935
Utilities 0.9%
AES Argentina Generacion SA, 144A, 7.75%, 2/2/2024 (b)		1,091,000	1,032,359
Dominion Energy, Inc., Series B, 1.6%, 8/15/2019		1,300,000	1,279,942
Israel Electric Corp., Ltd., 144A, 7.25%, 1/15/2019		833,000	849,035
Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022		2,665,000	2,554,656
Vistra Energy Corp., 7.375%, 11/1/2022		2,500,000	2,612,500
			8,328,492
Total Corporate Bonds (Cost $517,321,724)			511,771,588
Mortgage-Backed Securities Pass-Throughs 0.6%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027		1,954,977	1,955,688
Federal National Mortgage Association, 3.0%, 5/1/2027		3,055,249	3,055,709
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2022 until 1/15/2039		327,390	344,020
6.5%, with various maturities from 8/20/2038 until 2/20/2039		262,019	278,838
9.5%, 7/15/2020		105	106
Total Mortgage-Backed Securities Pass-Throughs (Cost $5,921,012)			5,634,361
Asset-Backed 17.6%
Automobile Receivables 5.1%
AmeriCredit Automobile Receivables Trust:
"B", Series 2016-3, 1.8%, 10/8/2021		4,570,000	4,503,463
"B", Series 2016-4, 1.83%, 12/8/2021		2,785,000	2,739,767
"C", Series 2015-3, 2.73%, 3/8/2021		1,750,000	1,750,102
"C", Series 2016-2, 2.87%, 11/8/2021		1,750,000	1,747,286
"C", Series 2015-4, 2.88%, 7/8/2021		2,250,000	2,248,130
"D", Series 2017-1, 3.13%, 1/18/2023		3,420,000	3,389,162
"D", Series 2015-3, 3.34%, 8/8/2021		3,000,000	3,008,681
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		4,000,000	3,983,555
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,000,000	1,988,180
CPS Auto Receivables Trust:
"C", Series 2018-A, 144A, 3.05%, 12/15/2023		3,350,000	3,316,451
"C", Series 2016-B, 144A, 4.22%, 3/15/2022		3,000,000	3,032,959
"D", Series 2014-A, 144A, 5.11%, 2/18/2020		660,000	666,286
"D", Series 2014-D, 144A, 5.33%, 11/16/2020		2,140,000	2,187,399
CPS Auto Trust, "C", Series 2016-D, 144A, 2.9%, 1/17/2023		1,500,000	1,492,933
Hertz Vehicle Financing II LP, "A", Series 2017-2A, 144A, 3.29%, 10/25/2023		4,000,000	3,917,900
Santander Drive Auto Receivables Trust:
"B", Series 2016-2, 2.08%, 2/16/2021		1,223,089	1,221,079
"C", Series 2015-4, 2.97%, 3/15/2021		2,618,296	2,620,530
"B", Series 2018-2, 3.03%, 9/15/2022		2,050,000	2,045,695
			45,859,558
Credit Card Receivables 1.3%
BA Credit Card Trust, "A2", Series 2017-A2, 1.84%, 1/17/2023		1,550,000	1,516,081
Master Credit Card Trust II, "C", Series 2017-1A, 144A, 3.06%, 7/21/2021		2,920,000	2,899,943
Synchrony Credit Card Master Note Trust, "C", Series 2017-2, 3.01%, 10/15/2025		2,352,000	2,283,381
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		5,000,000	4,827,780
			11,527,185
Home Equity Loans 0.2%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.094% **, 4/25/2033		78,738	78,998
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033		16	16
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		78,595	78,163
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1-month USD-LIBOR + 1.050%, 3.141% **, 12/25/2034		395,501	393,679
People's Choice Home Loan Securities Trust, "A3", Series 2004-1, 1-month USD-LIBOR + 1.040%, 3.131% **, 6/25/2034		1,508,945	1,516,048
			2,066,904
Manufactured Housing Receivables 0.0%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467% **, 4/15/2040		89,171	90,298
Miscellaneous 10.1%
A Voce CLO Ltd., "A1R", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.160%, 3.508% **, 7/15/2026		3,000,000	3,000,519
ALM V Ltd., "A1R3", Series 2012-5A, 144A, 3-month USD-LIBOR + 0.910%, 3.265% **, 10/18/2027		680,000	679,996
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 3-month USD-LIBOR + 1.490%, 3.838% **, 10/15/2028		3,750,000	3,756,424
Ares XXIX CLO Ltd., "A2R", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.953% **, 4/17/2026		10,000,000	10,001,850
Atrium X, "B1R", Series 10A, 144A, 3-month USD-LIBOR + 1.450%, 3.798% **, 7/16/2025		3,000,000	2,999,886
Atrium XI, "BR", Series 11A, 144A, 3-month USD-LIBOR + 1.500%, 3.862% **, 10/23/2025		750,000	749,945
Babson CLO Ltd., "BR", Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 3.759% **, 1/20/2031		2,000,000	1,995,384
Bristol Park CLO Ltd., "A", Series 2016-1A, 144A, 3-month USD-LIBOR + 1.420%, 3.768% **, 4/15/2029		3,750,000	3,753,821
Carlyle Global Market Strategies CLO Ltd., "BR2", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 3.741% **, 4/17/2031		4,000,000	3,985,692
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 1-month USD-LIBOR + 0.140%, 2.213% **, 1/15/2037		2,168,679	2,048,007
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 3.454% **, 12/25/2036		2,653,797	2,270,776
Dell Equipment Finance Trust:
"A3", Series 2016-1, 144A, 1.65%, 7/22/2021		1,748,176	1,745,110
"C", Series 2017-2, 144A, 2.73%, 10/24/2022		1,250,000	1,232,973
"C", Series 2018-1,144A, 3.53%, 6/22/2023		500,000	499,919
Domino's Pizza Master Issuer LLC, "A2II", Series 2017-1A, 144A, 3.082%, 7/25/2047		9,925,000	9,619,509
Flatiron CLO Ltd., "B", Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.817% **, 4/17/2031		2,500,000	2,473,835
Galaxy XV CLO Ltd., "AR", Series 2013-15A, 144A, 3-month USD-LIBOR + 1.200%, 3.548% **, 10/15/2030		330,000	331,009
Neuberger Berman Loan Advisers CLO Ltd., "B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 3.417% **, 1/15/2030		6,000,000	5,990,814
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023		1,996,170	1,979,598
Oak Hill Credit Partners X Ltd., "AR", Series 2014-10A, 144A, 3-month USD-LIBOR + 1.130%, 3.489% **, 7/20/2026		1,150,000	1,150,145
Octagon Investment Partners XVI Ltd.:
"BR", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.936% ** , 7/17/2030 (c) (d)		5,500,000	5,500,000
"B1", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.953% ** , 7/17/2025		5,500,000	5,497,800
Octagon Investment Partners XXI Ltd., "A1AR", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.705% **, 11/14/2026		2,200,000	2,203,547
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		2,334,450	2,337,251
Verizon Owner Trust, "A1A", Series 2017-3A, 144A, 2.06%, 4/20/2022		4,450,000	4,373,771
Voya CLO Ltd.:
"A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 3.255% ** , 1/18/2029		3,015,000	3,004,523
"A1R", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 3.603% ** , 4/17/2030		6,950,000	6,955,442
			90,137,546
Student Loans 0.9%
SLM Student Loan Trust:
"A6", Series 2004-1, 144A, 3-month USD-LIBOR + 0.750%, 3.11% ** , 7/25/2039		5,500,000	5,472,500
"A4", Series 2008-5, 3-month USD-LIBOR + 1.700%, 4.06% ** , 7/25/2023		2,035,013	2,088,531
			7,561,031
Total Asset-Backed (Cost $157,790,428)			157,242,522
Commercial Mortgage-Backed Securities 6.9%
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 3.312% **, 6/15/2035		3,500,000	3,497,797
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.665% **, 7/10/2044		1,225,755	505,795
BBCMS Mortgage Trust, "A", Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 2.795% **, 3/15/2037		4,000,000	3,993,706
BX Trust, "A", Series 2017-IMC, 144A, 1-month USD-LIBOR + 1.050%, 3.123% **, 10/15/2032		1,530,000	1,531,254
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.173% **, 11/15/2034		3,960,000	3,955,146
Citigroup Commercial Mortgage Trust, "M", Series 2005-EMG, 144A, 5.5%, 9/20/2051		289,533	267,030
Cold Storage Trust, "A", Series 2017-ICE3, 144A, 1-month USD-LIBOR + 1.000%, 3.073% **, 4/15/2036		7,000,000	7,026,178
DBCG Mortgage Trust, "A", Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.700%, 2.773% **, 6/15/2034		3,920,000	3,919,995
DBGS Mortgage Trust, "B", Series 2018-5BP,144A, 1-month USD-LIBOR - 0.830%, 2.73% **, 6/15/2033		2,500,000	2,499,976
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 1.058% **, 8/25/2026		23,756,067	1,500,759
"X1", Series K722, Interest Only, 1.441% **, 3/25/2023		15,813,983	786,151
GE Capital Commercial Mortgage Corp., "J", Series 2005-C2, 144A, 5.7% **, 5/10/2043		79,678	78,160
GMAC Commercial Mortgage Securities, Inc., "B", Series 2004-C3, 4.965%, 12/10/2041		97,209	97,320
Greenwich Capital Commercial Funding Corp., "AM", Series 2006-GG7, 5.757% **, 7/10/2038		914,559	914,707
Hospitality Mortgage Trust, "A", Series 2017-HIT, 144A, 1-month USD-LIBOR + 0.850%, 2.88% **, 5/8/2030		2,360,000	2,360,101
IMT Trust, "BFL", Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 3.023% **, 6/15/2034		5,000,000	4,999,992
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.323% **, 1/15/2033		1,560,000	1,558,026
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3SF", Series 2006-LDP9, 1-month USD-LIBOR + 0.155%, 2.228% ** , 5/15/2047		4,685,741	4,672,754
"H", Series 2004-CB8, 144A, 5.983% **, 1/12/2039		5,000,000	5,032,312
LB Commercial Mortgage Trust, "J", Series 1998-C4, 144A, 5.6%, 10/15/2035		29,675	29,669
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040		1,821,000	1,829,369
Morgan Stanley Capital Barclays Bank Trust, "B", Series 2016-MART, 144A, 2.48%, 9/13/2031		2,000,000	1,934,547
Morgan Stanley Capital I, Inc., "B", Series 2017-JWDR, 144A, 1-month USD-LIBOR + 1.200%, 3.273% **, 11/15/2034		4,000,000	3,996,220
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.229% **, 12/15/2050		29,880,863	2,202,211
"XA", Series 2017-C1, Interest Only, 1.766% **, 6/15/2050		25,411,396	2,647,448
Total Commercial Mortgage-Backed Securities (Cost $63,281,895)			61,836,623
Collateralized Mortgage Obligations 5.5%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		349,887	359,838
Banc of America Mortgage Securities, Inc.:
"2A3", Series 2005-J, 3.643% **, 11/25/2035		189,453	189,455
"2A8", Series 2003-J, 3.728% **, 11/25/2033		447,142	450,198
"A15", Series 2006-2, 6.0%, 7/25/2046		19,965	18,945
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 3.648% **, 1/25/2034		584,920	573,747
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036		81,511	81,474
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019		372,258	374,669
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 1-month USD-LIBOR + 1.450%, 3.541% ** , 1/25/2029		1,591,981	1,604,260
"1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 4.091% ** , 10/25/2028		511,058	518,024
"1M1", Series 2016-C02, 1-month USD-LIBOR + 2.150%, 4.241% ** , 9/25/2028		606,191	609,721
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 1.57% **, 2/15/2038		637,765	556,128
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		3,197,138	515,068
"CI", Series 4104, Interest Only, 4.0%, 5/15/2041		8,209,273	1,224,189
"LG", Series 4281, 4.0%, 1/15/2043		6,871,516	7,064,680
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		16,958,548	3,872,669
Federal National Mortgage Association:
"9", Series 406, Interest Only, 4.5%, 2/25/2041		3,442,922	806,484
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		2,715,392	585,166
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		3,678,228	724,331
"1A6", Series 2007-W8, 6.574% **, 9/25/2037		742,197	793,677
Flagstar Mortgage Trust, "A4", Series 2018-4, 4.0%, 7/25/2048		2,580,000	2,594,199
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2016-DNA3, 1-month USD-LIBOR + 2.000%, 4.091% ** , 12/25/2028		2,471,795	2,507,238
"M2", Series 2016-DNA2, 1-month USD-LIBOR + 2.200%, 4.291% ** , 10/25/2028		2,538,118	2,568,529
"M2", Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 4.941% ** , 4/25/2028		4,343,783	4,502,506
"M2", Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 4.991% ** , 7/25/2028		3,834,322	3,933,319
Government National Mortgage Association:
"IT", Series 2013-82, Interest Only, 3.5%, 5/20/2043		23,240,546	4,286,073
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		3,928,772	525,332
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		6,805,366	1,267,472
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		2,710,303	433,078
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		2,956,185	433,266
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		1,896,191	406,601
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037		624,803	72,741
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 3.75% **, 8/25/2035		1,052,906	1,063,761
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73% **, 4/28/2024		1,988	1,971
Residential Accredit Loans, Inc., "A1", Series 2003-QS18, 5.0%, 9/25/2018		55,795	55,693
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032		426,418	422,272
"A3", Series 2004-SL3, 7.5%, 12/25/2031		437,120	445,536
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020		452,942	453,834
Verus Securitization Trust, "A1", Series 2018-INV1, 144A, 3.626%, 3/25/2058		1,346,720	1,348,064
Washington Mutual Mortgage Pass-Through Certificates Trust:
"2A3", Series 2003-S6, 4.75%, 7/25/2018		4,779	4,770
"A9", Series 2003-S9, 5.25%, 10/25/2033		529,654	540,944
Total Collateralized Mortgage Obligations (Cost $47,019,629)			48,789,922
Government & Agency Obligations 11.2%
Other Government Related (e) 2.1%
Africa Finance Corp., 144A, 4.375%, 4/29/2020		4,500,000	4,499,415
Corp. Andina de Fomento, 2.0%, 5/10/2019		5,620,000	5,574,555
Eurasian Development Bank, 144A, 5.0%, 9/26/2020		1,440,000	1,454,400
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		1,500,000	1,543,500
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		2,000,000	2,065,160
Vnesheconombank, 144A, 6.902%, 7/9/2020		4,000,000	4,149,744
			19,286,774
Sovereign Bonds 1.3%
Export-Import Bank of Korea, 2.5%, 11/1/2020		3,180,000	3,118,782
Hazine Mustesarligi Varlik Kiralama AS, 144A, 4.251%, 6/8/2021		1,750,000	1,683,360
KazAgro National Management Holding JSC:
REG S, 3.255%, 5/22/2019	EUR	2,500,000	2,953,658
144A, 4.625%, 5/24/2023		1,000,000	961,500
Republic of Indonesia, 144A, 2.875%, 7/8/2021	EUR	2,300,000	2,849,734
			11,567,034
U.S. Treasury Obligations 7.8%
U.S. Treasury Bill, 1.18% ***, 8/16/2018 (f)		2,590,000	2,584,092
U.S. Treasury Notes:
0.75%, 2/15/2019		16,000,000	15,855,000
1.125%, 1/15/2019		12,500,000	12,429,688
1.25%, 4/30/2019		29,000,000	28,745,117
2.875%, 5/15/2028		10,000,000	10,019,922
			69,633,819
Total Government & Agency Obligations (Cost $101,478,731)			100,487,627
Loan Participations and Assignments 0.0%
Senior Loans
Coach America Holdings, Inc., Letter of Credit, 12 month USD-LIBOR + 5.75%, 4/20/2025 * (d)		724,718	72
Fairway Group Acquisition Co.:
Term Loan, 4.0% PIK, 10/3/2021 * (d)		123,636	0
Term Loan, 4.5% PIK, 1/3/2020 * (d)		139,882	0
Total Loan Participations and Assignments (Cost $952,353)			72
Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.006% PIK **, 10/18/2025 (d) (Cost $75,835)		75,210	89,688
		Shares	Value ($)
Common Stocks 0.0%
Consumer Staples 0.0%
Fairway Group Acquisition Co.* (d)		2,063	0
Information Technology 0.0%
Answers Corp.*		1,110	12,210
Materials 0.0%
GEO Specialty Chemicals, Inc.* (d)		27,487	5,772
Total Common Stocks (Cost $160,049)			17,982
Warrant 0.0%
Information Technology
Answers Holdings, Inc., Expiration Date 4/14/2022* (d) (Cost $356,760)		3,083	0
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.80% (g) (h) (Cost $11,950,313)		11,950,313	11,950,313
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 1.85% (g)		3,483,877	3,483,877
DWS Variable NAV Money Fund "Capital Shares", 2.20% (g)		5,000,000	5,000,500
Total Cash Equivalents (Cost $8,484,377)			8,484,377
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $914,793,106)		101.2	906,305,075
Other Assets and Liabilities, Net		(1.2)	(10,594,559)
Net Assets		100.0	895,710,516

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2018 are as follows:

Value ($) at 9/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2018	Value ($) at 6/30/2018
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.80% (g) (h)
7,686,415	4,263,898	—	—	—	93,367	—	11,950,313	11,950,313
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 1.85% (g)
4,760,923	272,502,366	273,779,412	—	—	143,569	—	3,483,877	3,483,877
DWS Variable NAV Money Fund "Capital Shares", 2.20% (g)
—	5,000,500	—	—	—	6,710	—	5,000,000	5,000,500
12,447,338	281,766,764	273,779,412	—	—	243,646	—	20,434,190	20,434,690

The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Coach America Holdings, Inc.*	12-month USD-LIBOR + 5.75%,	4/20/2025	724,718	USD	715,516	72
Fairway Group Acquisition Co. *	4.0% PIK	10/3/2021	123,636	USD	110,485	0
Fairway Group Acquisition Co.*	4.5% PIK	1/30/2020	139,882	USD	126,351	0
					952,352	72

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2018 amounted to $11,513,215, which is 1.3% of net assets.
(c)	When-issued security.
(d)	Investment was valued using significant unobservable inputs.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At June 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended June 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/19/2018	22	2,648,812	2,644,125	(4,687)
2 Year U.S. Treasury Note	USD	9/28/2018	427	90,791,716	90,450,610	(341,106)
U.S. Treasury Long Bond	USD	9/19/2018	50	7,230,577	7,250,000	19,423
Ultra 10 Year U.S. Treasury Note	USD	9/19/2018	120	15,388,362	15,388,125	(237)
Total net unrealized depreciation						(326,607)

At June 30, 2018, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
5 Year U.S. Treasury Note	USD	9/28/2018	565	64,413,272	64,193,711	219,561
United Kingdom Long Gilt Bond	GBP	9/26/2018	68	11,005,982	11,043,777	(37,795)
Total net unrealized depreciation						181,766

As of June 30, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	4,476,750	CAD	5,930,000	9/28/2018	40,787	BNP Paribas
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	5,173,000	USD	6,028,061	9/28/2018	(54,040)	Canadian Imperial Bank of Commerce

Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$511,771,588	$—	$511,771,588
Mortgage-Backed Securities Pass-Throughs	—	5,634,361	—	5,634,361
Asset-Backed	—	151,742,522	5,500,000	157,242,522
Commercial Mortgage-Backed Securities	—	61,836,623	—	61,836,623
Collateralized Mortgage Obligations	—	48,789,922	—	48,789,922
Government & Agency Obligations	—	100,487,627	—	100,487,627
Loan Participations and Assignments	—	—	72	72
Convertible Bond	—	—	89,688	89,688
Common Stocks	—	12,210	5,772	17,982
Warrant	—	—	0	0
Short-Term Investments (i)	20,434,690	—	—	20,434,690
Derivatives (j)
Futures Contracts	238,984	—	—	238,984
Forward Foreign Currency Exchange Contracts	—	40,787	—	40,787
Total	$20,673,674	$880,315,640	$5,595,532	$906,584,846
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(383,825)	$—	$—	$(383,825)
Forward Foreign Currency Exchange Contracts	—	(54,040)	—	(54,040)
Total	$(383,825)	$(54,040)	$—	$(437,865)

There have been no transfers between fair value measurement levels during the period ended June 30, 2018.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ (13,253)
Interest Rate Contracts	$ (144,841)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of Deutsche DWS Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/23/2018